Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Unamortized debt issuance costs	$ 297,337	$ 642,660	$ 53,614
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	32	0	0
Preferred stock, shares outstanding	32	0	0
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares, authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock shares issued	1,288,415	956,595	932,395
Common stock shares outstanding	1,288,415	956,595	932,395